LICENSING AGREEMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
LICENSING AGREEMENTS
NOTE 2 - LICENSING AGREEMENTS

NOTE 2 – LICENSING AGREEMENTS

ED Patent – The Company acquired a patent from CMH. Amortization expense of $2,493 and $7,479 were recorded for the three- and nine-month periods ended September 30, 2021. As of September 30, 2021, and December 31, 2020, the carrying value of the patent was $43,481 and $50,960, respectively. The Company expects to amortize approximately $9,972 annually through 2026 related to the patent costs.

Multipotent Amniotic Fetal Stem Cells License Agreement - In August 2016, CMT entered into a License Agreement with a University. This license agreement grants to CMT the exclusive right to all products derived from a patent for use of multipotent amniotic fetal stem cells composition of matter throughout the world during the period ending on the expiration date of the longest-lived patent rights under the patent. CMT paid the University an initial license fee within 30 days of entering into the agreement. CMT is also required to pay annual license maintenance fees on each anniversary date of the agreement, which maintenance fees would be credited toward any earned royalties for any given period. The License Agreement provides for payment of various milestone payments and earned royalties on the net sales of licensed products by CMT or any sub licensee. CMT is also required to reimburse the University for any future costs associated with maintaining the patent. CMT may terminate the license agreement for any reason upon 90 days’ written notice and the University may terminate the agreement in the event CMT fails to meet its obligations set forth therein, unless the breach is cured within 30 days of the notice from the University specifying the breach. CMT is also obligated to indemnify the University against claims arising due to the exercise of the license by CMT or any sub licensee. As of September 30, 2021, and December 31, 2020, no amounts are currently due to the University.

The Company estimates that the patent expires in February 2026 and has elected to amortize the patent through the period of expiration on a straight-line basis. Amortization expenses of $293 and $879 were recorded for the three- and nine-month periods ended September 30, 2021. Amortization expenses of $293 and $882 was recorded for the three- and nine-month periods ended September 30, 2020. As of September 30, 2021 and December 31, 2020, the carrying values of the patent were $4,670and $5,549, respectively. The Company expects to amortize approximately $1,172 annually through 2026 related to the patent costs.

Lower Back Patent – The Company, through its subsidiary StemSpine, LLC, acquired a patent from CMH, a related company, on August 16, 2017, covering the use of various stem cells for the treatment of lower back pain from pursuant to a Patent Purchase Agreement, which was amended in November 2017. As amended, the agreement provides the following:

•	The Company is required to pay CMH $100,000 within 30 days of demand as an initial payment.
•	In the event the Company determines to pursue the technology via use of autologous cells, the Company will pay CMH:

o	$100,000 upon the signing agreement with a university for the initiation of an IRB clinical trial.

o	$200,000, upon completion of the IRB clinical trial.

o	$300,000 in the event we commercialize the technology via use of autologous cells by a physician without a clinical trial.

•	In the event the Company determines to pursue the technology via use of allogenic cells, the Company will pay CMH:

o	$100,000 upon filing an IND with the FDA.

o	$200,000 upon dosing of the first patient in a Phase 1-2 clinical trial.

o	$400,000 upon dosing the first patient in a Phase 3 clinical trial.

•	Payment may be made in cash or shares of our common at a discount of 30% to the recent trading price.
•	In the event the Company’s shares of common stock trade below $0.01 per share for two or more consecutive trading days, the number of any shares issuable as payment doubles.
•

For a period of five years from the date of the first sale of any product derived from the patent, the Company is required to make royalty payments of 5% from gross sales of products, and 50% of sale price or ongoing payments from third parties for licenses granted under the patent to third parties.

The patent expires on May 19, 2027 and the Company has elected to amortize the patent over a ten-year period on a straight-line basis. Amortization expenses of $2,500 and $7,500 were recorded for the three- and nine-month periods ended September 30, 2021. As of September 30, 2021, and December 31, 2020, the carrying value of the initial patent license was $57,500 and $65,000, respectively. The Company expects to amortize approximately $10,000 annually through 2027 related to the patent costs.

In November 2019, following a successful international pilot study, the Company elected to initiate commercialization of the StemSpine procedure using autologous stem cells. As a result, the Company is obligated to pay CMH $300,000 pursuant to the Patent Purchase Agreement as described above. During the nine-months ended September 30, 2021, $50,000 of this amount was converted into 89,286 shares of the Company’s common stock. As of September 30, 2021, the remaining liability balance was $0. The Company has elected to amortize the patent over a ten-year period on a straight-line basis. Amortization expense of $11,485 and $34,455 were recorded for the three- and nine-month periods ended September 30, 2021. Amortization expense of $11,485 and $34,455 were recorded for the three- and nine-month periods ended September 30, 2020, As of September 30, 2021 and December 31, 2020, the carrying value of the patent was $213,799 and $248,254, respectively. The Company expects to amortize approximately $46,000 annually through 2027 related to the patent costs.

ImmCelzTM - On December 28, 2020, ImmCelz, Inc. (“ImmCelz”), a newly formed Nevada corporation and wholly owned subsidiary of the Company, entered into a Patent License Agreement dated December 28, 2020 (the “Agreement”), with Jadi Cell, LLC. (“Jadi”), a company controlled by Dr. Amit Patel, a Board Member. The Agreement grants to ImmCelzTM the patent rights under U.S. Patent# 9,803,176 B2, “Methods and compositions for the clinical derivation of an allogenic cell and therapeutic uses”. The contract grants ImmCelzTM access to proprietary process of expanding the master cell bank of Jadi Cell LLC, as currently practiced by Licensor and as documented in standard operating procedures (SOPs) and other written documentation. The terms of the agreement are as follows:

•

Licensee shall pay Licensor a license fee of 250,000 (the “Upfront Royalty”), which can also be paid in CELZ stock at a discount of 25% of the closing price of $1.85, which is based on the date of this agreement

•

Within thirty (30) days of the end of each calendar quarter during the term of this Agreement, Licensee will pay Licensor five percent (5%) of the Net Income of ImmCelzTM. during such calendar quarter (the “Continuing Royalty”)

•

in one or a series of related transactions, of all or substantially all of the business or assets of Licensee ImmCelz, Inc. (“Sale of Assets”) will result in a one-time ten-percent allocation to the licensor, the Continuing Royalty will be calculated at five percent (5%) of the Net Income of Licensee in any calendar quarter in which the Net Income in such calendar quarter reflects the receipt of any consideration from such Sale of Assets.

As a result, the Company is obligated to pay Jadi $250,000 pursuant to the Patent License Agreement as described above.

The Company has elected to amortize the patent over a ten-year period on a straight-line basis. Amortization expense of $6,250 and $18,750 were recorded for the three- and nine-month periods ended September 30, 2021. There was no amortization expense recorded for the three- and nine-month periods ended September 30, 2020. As of September 30, 2021, and December 31, 2020, the carrying values of the patent were $231,250 and $250,000, respectively. The Company expects to amortize approximately $25,000annually through 2030 related to the licensing costs.

NOTE 2 – LICENSING AGREEMENTS

ED Patent – The Company acquired a patent from CMH, a related company on February 2, 2016, in exchange for 862 shares of CMTH restricted common stock valued at $100,000. CMH holds a significant amount of the Company’s common stock. The patent expires in 2025 and the Company has elected to amortize the patent over a ten -year period on a straight-line basis. Amortization expense of $9,972 was recorded for the years ended December 31, 2020 and 2019. As of December 31, 2020, the carrying value of the patent was $50,960. The Company expects to amortize $9,972 annually through 2026 related to the patent costs.

Multipotent Amniotic Fetal Stem Cells License Agreement - On August 25, 2016, CMT entered into a License Agreement dated August 25, 2016, with a University. This license agreement grants to CMT the exclusive right to all products derived from a patent for use of multipotent amniotic fetal stem cells composition of matter throughout the world during the period ending on the expiration date of the longest-lived patent rights under the patent. The license agreement also permits CMT to grant sublicenses. Under the terms of the license agreement, CMT is required to diligently develop, manufacture, and sell any products licensed under the agreement. CMT paid the University an initial license fee within 30 days of entering into the agreement. CMT is also required to pay annual license maintenance fees on each anniversary date of the agreement, which maintenance fees would be credited toward any earned royalties for any given period. The License Agreement provides for payment of various milestone payments and earned royalties on the net sales of licensed products by CMT or any sub licensee. CMT is also required to reimburse the University for any future costs associated with maintaining the patent. CMT may terminate the license agreement for any reason upon 90 days’ written notice and the University may terminate the agreement in the event CMT fails to meet its obligations set forth therein, unless the breach is cured within 30 days of the notice from the University specifying the breach. CMT is also obligated to indemnify the University against claims arising due to the exercise of the license by CMT or any sub licensee. As of December 31, 2020, no amounts are currently due to the University.

The Company estimates that the patent expires in February 2026 and has elected to amortize the patent through the period of expiration on a straight-line basis. Amortization expense of $1,172 was recorded for the years ended December 31, 2020 and 2019. As of December 31, 2020, the carrying value of the patent was $5,256. The Company expects to amortize approximately $1,172 annually through 2026 related to the patent costs.

Lower Back Patent – The Company, through its subsidiary StemSpine, LLC, acquired a patent from CMH, a related company, on May 17, 2017, covering the use of various stem cells for the treatment of lower back pain from pursuant to a Patent Purchase Agreement, which was amended in November 2017. As amended, the agreement provides the following:

•	The Company is required to pay CMH $100,000 within 30 days of demand as an initial payment.
•	In the event the Company determines to pursue the technology via use of autologous cells, the Company will pay CMH:

o	$100,000 upon the signing agreement with a university for the initiation of an IRB clinical trial.
o	$200,000, upon completion of the IRB clinical trial.
o	$300,000 in the event we commercialize the technology via use of autologous cells by a physician without a clinical trial.

•	In the event the Company determines to pursue the technology via use of allogenic cells, the Company will pay CMH:

o	$100,000 upon filing an IND with the FDA.
o	$200,000 upon dosing of the first patient in a Phase 1-2 clinical trial.
o	$400,000 upon dosing the first patient in a Phase 3 clinical trial.

•	Payment may be made in cash or shares of our common at a discount of 30% to the lowest closing price within 20 business days prior to the conversion date.
•	In the event the Company’s shares of common stock trade below $5.00 per share for two or more consecutive trading days, the number of any shares issuable as payment doubles.
•

For a period of five years from the date of the first sale of any product derived from the patent, the Company is required to make royalty payments of 5% from gross sales of products, and 50% of sale price or ongoing payments from third parties for licenses granted under the patent to third parties.

The patent expires on May 19, 2027 and the Company has elected to amortize the patent over a ten-year period on a straight-line basis. Amortization expense of $10,000 was recorded for the years ended December 31, 2020 and 2019. As of December 31, 2020, the carrying value of the initial patent license was $65,000. The Company expects to amortize approximately $10,000 annually through 2027 related to the patent costs.

In November, 2019, following a successful international pilot study, the Company elected to initiate commercialization of the StemSpine procedure using autologous stem cells. As a result, the Company is obligated to pay CMH $300,000 pursuant to the Patent Purchase Agreement as described above. The Company has elected to amortize the patent over a ten-year period on a straight-line basis. Amortization expense of $45,940 was recorded for the year ended December 31, 2020. Amortization expense of $5,806 was recorded for the year ended December 31, 2019. As of December 31, 2020, the carrying value of the patent was $248,254. The Company expects to amortize approximately $46,000 annually through 2027 related to the patent costs.

ImmCelz™ - On December 28, 2020, ImmCelz, Inc. (“ImmCelz”), a newly formed Nevada corporation and wholly owned subsidiary of the Company, entered into a Patent License Agreement dated December 28, 2020 (the “Agreement”), with Jadi Cell, LLC. (“Jadi”), a company controlled by Dr. Amit Patel, a Board Member. The Agreement grants to ImmCelz™ the patent rights under U.S. Patent# 9,803,176 B2, “Methods and compositions for the clinical derivation of an allogenic cell and therapeutic uses”. The contract grants ImmCelz™ access to proprietary process of expanding the master cell bank of Jadi Cell LLC, as currently practiced by Licensor and as documented in standard operating procedures (SOPs) and other written documentation. The terms of the agreement are as follows:

•

Licensee shall pay Licensor a license fee of $250,000 (the “Upfront Royalty”), which can also be paid in CELZ stock at a discount of 25% of the closing price of $1.85 which is based on the date of this agreement

•

Within thirty (30) days of the end of each calendar quarter during the term of this Agreement, Licensee will pay Licensor five percent (5%) of the Net Income of ImmCelz™. during such calendar quarter (the “Continuing Royalty”)

•

in one or a series of related transactions, of all or substantially all of the business or assets of Licensee ImmCelz, Inc. (“Sale of Assets”) will result in a one-time ten-percent allocation to the licensor, the Continuing Royalty will be calculated at five percent (5%) of the Net Income of Licensee in any calendar quarter in which the Net Income in such calendar quarter reflects the receipt of any consideration from such Sale of Assets.

As a result, the Company is obligated to pay Jadi $250,000 pursuant to the Patent License Agreement as described above. Refer to exhibit 10.29 for the complete agreement.

The Company has elected to amortize the patent over a ten-year period on a straight-line basis. Given the date of the Agreement, there was no amortization expense recorded for the year ended December 31, 2020. As of December 31, 2020, the carrying value of the patent was $250,000. The Company expects to amortize approximately $25,000 annually through 2030 related to the patent costs.

As of December 31, 2020, future expected amortization of these assets is as follows:

For the year ended December 31,

2021	93,327
2022	93,327
2023	93,327
2024	93,327
2025	93,327
Thereafter	152,835
Total	$619,470

The following is a rollforward of the Company’s licensing agreements for the year end December 31, 2020.

	Assets	Accumulated Amortization

Balances at December 31, 2019	$510,000	$(73,445)
Addition of new assets	250,000	-
Amortization	-	(66,792)
Balances at December 31, 2020	$760,000	$(140,237)